UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                          Maxim Growth Index Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Growth Index Portfolio

The S&P 500 Citigroup Growth Index posted a total return of 4.01% in 2005. The Index lagged the overall S&P 500 Index, primarily due to its overweight in the Consumer Discretionary sector, which was the worst performing sector for the year; and the Information Technology sector, which also underperformed the S&P 500 Index. The Energy sector for the Growth Index also underperformed the Energy sector for the S&P 500 Index, contributing to the performance lag. The securities which posted the best returns in the Growth Index for the year were Apple Computer Inc (AAPL) and Express Scripts Inc (ESRX), returning 123.26% and 119.26% respectively. The weakest performing security was Lexmark Intl Inc
(LXK), with a negative return of 47.26%.


                 Maxim Growth Index        S&P 500/Citigroup
                      Portfolio              Growth Index
  12/01/1993          10,000.00                10,000.00
  12/31/1996          12,210.00                12,397.83
  12/31/1997          15,782.65                16,925.75
  12/31/1998          21,666.42                24,052.83
  12/31/1999          27,488.18                30,847.04
  12/31/2000          21,341.82                24,036.01
  12/31/2001          18,546.05                20,978.63
  12/31/2002          14,080.16                16,029.77
  12/31/2003          17,579.08                20,142.83
  12/31/2004          18,626.79                21,376.66
  12/31/2005          19,286.18                22,236.35


Maxim Growth Index Portfolio
Total Return -

One Year:         3.54%
Five Year:        -2.01%
Ten Year:         6.79%



Portfolio Inception:       12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Growth Index Portfolio, made at its inception, with the performance of the S&P 500/Citigroup Growth Index. (Effective December 16, 2005, the S&P/BARRA Growth Index, previously designated as the benchmark index for the Maxim Growth Index Portfolio, was discontinued by Standard & Poor's, and the S&P 500/Citigroup Growth Index was designated as the new benchmark index for the Portfolio.) Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Growth Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value   (1)                                                 $          44,504,271
     Cash                                                                                                         13,265
     Dividends receivable                                                                                         54,823
     Subscriptions receivable                                                                                     20,614
     Receivable for investments sold                                                                              47,855
                                                                                                     --------------------
                                                                                                     --------------------

     Total assets                                                                                             44,640,828
                                                                                                     --------------------
                                                                                                     --------------------

LIABILITIES:
     Due to investment adviser                                                                                    22,796
     Redemptions payable                                                                                          75,648
     Payable for investments purchased                                                                           500,997
     Variation margin on futures contracts                                                                         1,325
                                                                                                     --------------------
                                                                                                     --------------------

     Total liabilities                                                                                           600,766
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          44,040,062
                                                                                                     ====================
                                                                                                     ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                 $             262,523
     Additional paid-in capital                                                                              113,288,376
     Net unrealized appreciation on investments and futures contracts                                          3,827,037
     Accumulated net realized loss on investments and futures contracts                                      (73,337,874)
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          44,040,062
                                                                                                     ====================
                                                                                                     ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $               16.78
                                                                                                     ====================
                                                                                                     ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              250,000,000
     Outstanding                                                                                               2,625,226

(1)  Cost of investments in securities:                                                            $          40,671,634

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                         $           18,241
      Dividends                                                                                                   665,682
                                                                                                         -----------------
                                                                                                         -----------------

      Total income                                                                                                683,923
                                                                                                         -----------------
                                                                                                         -----------------

EXPENSES:
      Management fees                                                                                             274,928
                                                                                                         -----------------
                                                                                                         -----------------

NET INVESTMENT INCOME                                                                                             408,995
                                                                                                         -----------------
                                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                          2,031,466
      Net realized gain on futures contracts                                                                       81,300
      Change in net unrealized appreciation on investments                                                       (990,191)
      Change in net unrealized depreciation on futures contracts                                                  (18,328)
                                                                                                         -----------------
                                                                                                         -----------------

      Net realized and unrealized gain on investments and futures contracts                                     1,104,247
                                                                                                         -----------------
                                                                                                         -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        1,513,242
                                                                                                         =================
                                                                                                         =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                              2005                 2004
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                            $          408,995   $          664,226
     Net realized gain (loss) on investments                                                   2,031,466           (1,097,268)
     Net realized gain on futures contracts                                                       81,300                9,205
     Change in net unrealized appreciation on investments                                       (990,191)           3,211,215
     Change in net unrealized appreciation (depreciation) on futures contracts                   (18,328)                 928
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

     Net increase in net assets resulting from operations                                      1,513,242            2,788,306
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                 (421,364)            (663,577)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                        14,621,064           14,450,231
     Reinvestment of distributions                                                               421,364              663,577
     Redemptions of shares                                                                   (21,064,286)         (20,193,455)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

     Net decrease in net assets resulting from share transactions                             (6,021,858)          (5,079,647)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

     Total decrease in net assets                                                             (4,929,980)          (2,954,918)

NET ASSETS:
     Beginning of period                                                                      48,970,042           51,924,960
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

     End of period  (1)                                                               $       44,040,062   $       48,970,042
                                                                                        =================    =================
                                                                                        =================    =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                        900,106              921,323
     Issued in reinvestment of distributions                                                      25,524               40,914
     Redeemed                                                                                 (1,294,050)          (1,287,357)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

     Net decrease                                                                     $         (368,420)  $         (325,120)
                                                                                        =================    =================
                                                                                        =================    =================

(1) Including undistributed net investment income

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        16.36  $         15.65  $       12.66  $       16.81  $       19.41

Income from Investment Operations

Net investment income                                   0.16             0.22           0.15           0.07           0.06
Net realized and unrealized gain (loss)                 0.42             0.71           2.99          (4.15)         (2.60)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              0.58             0.93           3.14          (4.08)         (2.54)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.16)           (0.22)         (0.15)         (0.07)         (0.06)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        16.78  $         16.36  $       15.65  $       12.66  $       16.81
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           3.54%            5.96%         24.85%        (24.08%)       (13.10%)

Net Assets, End of Period ($000)              $       44,040  $        48,970  $      51,925  $      79,190  $     275,992

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%          0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                0.89%            1.34%          0.82%          0.53%          0.32%

Portfolio Turnover Rate                               40.54%           19.34%         25.37%         23.09%         37.66%


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE --- 1.08%
      2,400 Boeing Co                                                    168,576
      1,600 General Dynamics Corp                                        182,480
        900 L-3 Communications Holdings Inc                               66,915
      1,275 Rockwell Collins Inc                                          59,249
                                                                        $477,220

AGRICULTURE --- 0.14%
        800 Monsanto Co                                                   62,024
                                                                         $62,024

AIR FREIGHT --- 1.19%
      1,100 FedEx Corp                                                   113,729
      5,478 United Parcel Service Inc Class B                            411,672
                                                                        $525,401

AIRLINES --- 0.09%
      2,300 Southwest Airlines Co                                         37,789
                                                                         $37,789

AUTO PARTS & EQUIPMENT --- 0.06%
      1,300 Goodyear Tire & Rubber Co*                                    22,594
                                                                         $22,594

BANKS --- 1.31%
         8,100    Bank of America Corp
373,815
      2,200 Fifth Third Bancorp                                           82,984
        300 M&T Bank Corp                                                 32,715
        700 Marshall & Ilsley Corp                                        30,128
      1,200 Synovus Financial Corp                                        32,412
        400 Zions Bancorp                                                 30,224
                                                                        $582,278

BIOTECHNOLOGY --- 2.68%
      9,424 Amgen Inc*                                                   743,177
        900 Applera Corp - Applied Biosystems Group                       23,904
      1,200 Biogen Idec Inc*                                              54,396
        800 Chiron Corp*                                                  35,568
      1,200 Genzyme Corp*                                                 84,936
      3,500 Gilead Sciences Inc*                                         184,205
      1,900 MedImmune Inc*                                                66,538
                                                                      $1,192,724

BROADCAST/MEDIA --- 0.45%
      4,100 Clear Channel Communications Inc                             128,945
        400 EW Scripps Co                                                 19,208

      1,700 Univision Communications Inc Class A*                         49,963
                                                                        $198,116

BUILDING MATERIALS --- 0.13%
        819 American Standard Cos Inc                                     32,719
        400 Vulcan Materials Co                                           27,100
                                                                         $59,819

CHEMICALS --- 0.38%
      1,412 Ecolab Inc                                                    51,213
        394 International Flavors & Fragrances Inc                        13,199
      1,382 Praxair Inc                                                   73,191
        500 Sigma-Aldrich Corp                                            31,645
                                                                        $169,248

COMMUNICATIONS - EQUIPMENT --- 3.24%
        300 ADC Telecommunications Inc*                                    6,702
      1,300 CIENA Corp*                                                    3,861
     46,921 Cisco Systems Inc (1)*                                       803,288
        600 Comverse Technology Inc*                                      15,954
      4,500 Corning Inc*                                                  88,470
      4,500 JDS Uniphase Corp*                                            10,620
     11,500 Lucent Technologies Inc*                                      30,590
      5,900 Motorola Inc                                                 133,281
      7,440 QUALCOMM Inc                                                 320,515
        700 Scientific-Atlanta Inc                                        30,149
                                                                      $1,443,430

COMPUTER HARDWARE & SYSTEMS --- 4.60%
      3,400 Apple Computer Inc                                           244,426
     17,944 Dell Inc*                                                    538,141
      8,400 EMC Corp*                                                    114,408
     12,131 International Business Machines Corp (1)                     997,168
        893 Lexmark International Group Inc Class A*                      40,033
        500 NCR Corp                                                      16,970
      2,853 Network Appliance Inc*                                        77,031
        600 QLogic Corp*                                                  19,506
                                                                      $2,047,683

COMPUTER SOFTWARE & SERVICES --- 9.56%
      4,540 Adobe Systems Inc                                            167,798
      1,000 Affiliated Computer Services Inc Class A*                     59,180
      1,800 Autodesk Inc                                                  77,310
      2,829 Automatic Data Processing Inc                                129,823
        600 BMC Software Inc*                                             12,294
      1,281 Citrix Systems Inc*                                           36,867
      1,200 Computer Associates International Inc                         33,828
      1,000 Compuware Corp*                                                8,970
        400 Convergys Corp*                                                6,340
      2,302 Electronic Arts Inc*                                         120,418
      5,818 First Data Corp                                              250,232
      1,400 Fiserv Inc*                                                   60,578
      1,383 Intuit Inc*                                                   73,714
        617 Mercury Interactive Corp*                                     17,146
     69,966 Microsoft Corp (1)                                         1,829,611
     28,687 Oracle Corp*                                                 350,268
        700 Parametric Technology Corp*                                    4,270
      2,568 Paychex Inc                                                   97,892
      2,100 Siebel Systems Inc                                            22,218
      8,260 Symantec Corp*                                               144,550
      9,606 Yahoo! Inc*                                                  376,363
      8,704 eBay Inc                                                     376,448
                                                                      $4,256,118

CONGLOMERATES --- 3.67%
      3,500 3M Co                                                        271,250
     38,802 General Electric Co (1)                                    1,360,010
                                                                      $1,631,260

CONTAINERS --- 0.10%
        742 Ball Corp                                                     29,472
        600 Pactiv Corp*                                                  13,200
                                                                         $42,672

COSMETICS & PERSONAL CARE --- 0.18%
        400 Alberto-Culver Co Class B                                     18,300
      2,170 Avon Products Inc                                             61,954
                                                                         $80,254

DISTRIBUTORS --- 0.36%
      4,720 SYSCO Corp                                                   146,556
        200 WW Grainger Inc                                               14,220
                                                                        $160,776

ELECTRIC COMPANIES --- 0.63%
      1,200 Edison International                                          52,332
      3,100 Exelon Corp                                                  164,734
      1,290 TXU Corp                                                      64,745
                                                                        $281,811

ELECTRONIC INSTRUMENT & EQUIP --- 0.34%
      1,100 Agilent Technologies Inc*                                     36,619
        600 American Power Conversion Corp                                13,200
      1,300 Jabil Circuit Inc*                                            48,217
        400 Molex Inc                                                     10,380
        600 Rockwell Automation Inc                                       35,496
        200 Tektronix Inc                                                  5,642
                                                                        $149,554

ELECTRONICS - SEMICONDUCTOR --- 3.32%
      1,642 Altera Corp*                                                  30,426
      1,742 Analog Devices Inc                                            62,486
      5,900 Applied Materials Inc                                        105,846
      2,250 Broadcom Corp Class A*                                       106,088
      1,200 Freescale Semiconductor Inc*                                  30,204
     23,962 Intel Corp (1)                                               598,092
        800 KLA-Tencor Corp                                               39,464
        900 LSI Logic Corp*                                                7,200
      2,327 Linear Technology Corp                                        83,935
      2,461 Maxim Integrated Products Inc                                 89,187
      1,300 NVIDIA Corp*                                                  47,528
      1,100 National Semiconductor Corp                                   28,578
        400 Novellus Systems Inc*                                          9,648
        568 PMC-Sierra Inc*                                                4,379
      6,200 Texas Instruments Inc                                        198,834
      1,455 Xilinx Inc                                                    36,681
                                                                      $1,478,576

FINANCIAL SERVICES --- 2.86%
      1,200 Ameriprise Financial Inc                                      49,200
      4,600 Countrywide Financial Corp                                   157,274
      3,700 Fannie Mae (nonvtg)                                          180,597
        650 Federated Investors Inc Class B                               24,076
        650 Franklin Resources Inc                                        61,107
      5,300 Freddie Mac                                                  346,355
      2,000 Golden West Financial Corp                                   132,000
      1,600 Janus Capital Group Inc                                       29,808
        700 MGIC Investment Corp                                          46,074
      1,200 Mellon Financial Corp                                         41,100
        876 Moody's Corp                                                  53,804
        700 Northern Trust Corp                                           36,274
      1,400 State Street Corp                                             77,616
        550 T Rowe Price Group Inc                                        39,617
                                                                      $1,274,902

FOOD & BEVERAGES --- 4.33%
      5,905 Anheuser-Busch Co Inc                                        253,679
        456 Brown-Forman Corp                                             31,610
      1,359 Campbell Soup Co                                              40,457
      8,672 Coca-Cola Co                                                 349,568
      2,700 General Mills Inc                                            133,164
      1,101 HJ Heinz Co                                                   37,126
        848 Hershey Foods Corp                                            46,852
      1,960 Kellogg Co                                                    84,711
      1,028 McCormick & Co Inc (nonvtg)                                   31,786
        600 Pepsi Bottling Group Inc                                      17,166
     12,730 PepsiCo Inc                                                  752,088
      2,992 Sara Lee Corp                                                 56,549
      1,416 Wm Wrigley Jr Co                                              94,150
                                                                      $1,928,906

GOLD, METALS & MINING --- 0.37%
        200 Allegheny Technologies Inc                                     7,216
        661 Freeport-McMoRan Copper & Gold  Inc                           35,562
      2,300 Newmont Mining Corp                                          122,820
                                                                        $165,598

HEALTH CARE RELATED --- 4.28%
        900 Aetna Inc                                                     84,879
      1,600 AmericsourceBergen Corp                                       66,240
        500 CIGNA Corp                                                    55,850
      3,300 Cardinal Health Inc                                          226,875
      3,400 Caremark Rx Inc*                                             176,086
      1,250 Coventry Health Care Inc                                      71,200
      1,100 Express Scripts Inc Class A                                   92,180
      1,700 HCA Inc                                                       85,850
      1,800 Health Management Associates Inc Class A                      39,528
      1,200 Humana Inc*                                                   65,196
      1,748 IMS Health Inc                                                43,560
      1,000 Laboratory Corp of America Holdings*                          53,850
        600 Manor Care Inc                                                23,862
      1,300 Medco Health Solutions Inc*                                   72,540
      1,000 Patterson Cos Inc*                                            33,400
      1,300 Quest Diagnostics Inc                                         66,924
     10,404 UnitedHealth Group Inc                                       646,505
                                                                      $1,904,525

HOMEBUILDING --- 0.53%
      1,000 Centex Corp                                                   71,490
      2,100 DR Horton Inc                                                 75,033
        300 KB Home                                                       21,798
      1,100 Lennar Corp                                                   67,122
                                                                        $235,443

HOTELS/MOTELS --- 0.65%
      2,100 Carnival Corp                                                112,287
      1,100 Hilton Hotels Corp                                            26,521
        600 Marriott International Inc Class A                            40,182
      1,700 Starwood Hotels & Resorts Worldwide Inc                      108,562
                                                                        $287,552

HOUSEHOLD GOODS --- 4.55%
        600 Black & Decker Corp                                           52,176
      1,206 Clorox Co                                                     68,609
      3,931 Colgate-Palmolive Co                                         215,615
      1,100 Fortune Brands Inc                                            85,822
      1,974 Kimberly-Clark Corp                                          117,749
        287 Maytag Corp                                                    5,401
     25,593 Procter & Gamble Co (1)                                    1,481,323
                                                                      $2,026,695

INSURANCE RELATED --- 3.23%
      2,400 AFLAC Inc                                                    111,408
        800 Ambac Financial Group Inc                                     61,648
     11,500 American International Group Inc                             784,645
        600 Cincinnati Financial Corp                                     26,808
        500 MBIA Inc                                                      30,080
      2,300 Marsh & McLennan Cos Inc                                      73,048
      1,500 Progressive Corp                                             175,170
      2,100 Prudential Financial Inc                                     153,699
        400 Torchmark Corp                                                22,240
                                                                      $1,438,746

INVESTMENT BANK/BROKERAGE FIRM --- 0.45%
      3,900 Charles Schwab Corp                                           57,213
      1,900 E*TRADE Financial Corp*                                       39,634
        800 Lehman Brothers Holdings Inc                                 102,536
                                                                        $199,383

LEISURE & ENTERTAINMENT --- 1.34%
      2,107 Harley-Davidson Inc                                          108,489
        900 Harrah's Entertainment Inc                                    64,161
      2,598 International Game Technology                                 79,966
        513 Live Nation*                                                   6,714
     19,200 Time Warner Inc                                              334,848
                                                                        $594,178

MACHINERY --- 0.58%
      1,800 Danaher Corp                                                 100,404
        700 ITT Industries Inc                                            71,974
        800 Illinois Tool Works Inc                                       70,392
        500 Pall Corp                                                     13,430
                                                                        $256,200

MEDICAL PRODUCTS --- 3.87%
        200 Bausch & Lomb Inc                                             13,580
      3,055 Baxter International Inc                                     115,021
      1,900 Becton Dickinson & Co                                        114,152
      1,882 Biomet Inc                                                    68,825
      4,472 Boston Scientific Corp*                                      109,519
        800 CR Bard Inc                                                   52,736
      1,000 Fisher Scientific International Inc*                          61,860
      2,575 Guidant Corp                                                 166,731
      1,200 Hospira Inc*                                                  51,336
      9,249 Medtronic Inc                                                532,465
        386 Millipore Corp*                                               25,491
      2,822 St Jude Medical Inc*                                         141,664
      2,192 Stryker Corp                                                  97,391
        400 Thermo Electron Corp*                                         12,052
        796 Waters Corp*                                                  30,089
      1,922 Zimmer Holdings Inc*                                         129,620
                                                                      $1,722,532

OFFICE EQUIPMENT & SUPPLIES --- 0.10%
      1,022 Pitney Bowes Inc                                              43,180
                                                                         $43,180

OIL & GAS --- 10.54%
        400 Amerada Hess Corp                                             50,728
      1,800 Anadarko Petroleum Corp                                      170,550
      2,500 Apache Corp                                                  171,300
      2,500 BJ Services Co                                                91,675
      1,700 Baker Hughes Inc                                             103,326
      2,900 Burlington Resources Inc                                     249,980
      9,800 Chevron Corp                                                 556,346
      3,400 Devon Energy Corp                                            212,636
      1,900 EOG Resources                                                139,403
     30,500 Exxon Mobil Corp (1)                                       1,713,185
      1,400 Halliburton Co                                                86,744
        500 Kerr-McGee Corp                                               45,430
        300 Kinder Morgan Inc                                             27,585
        600 Murphy Oil Corp                                               32,394
      1,200 Nabors Industries Ltd*                                        90,900
        800 National Oilwell Varco Inc*                                   50,160
        700 Noble Corp                                                    49,378
      2,100 Occidental Petroleum Corp                                    167,748
        400 Rowan Cos Inc                                                 14,256
      1,850 Schlumberger Ltd                                             179,728
      1,000 Transocean Inc*                                               69,690
      4,700 Valero Energy Corp                                           242,520
      1,500 Weatherford International Ltd                                 54,300
      2,733 XTO Energy Inc                                               120,088
                                                                      $4,690,050

PERSONAL LOANS --- 2.52%
      9,538 American Express Co                                          490,825
      2,300 Capital One Financial Corp                                   198,720
      9,600 MBNA Corp                                                    260,640
      3,148 SLM Corp                                                     173,423
                                                                      $1,123,608

PHARMACEUTICALS --- 10.90%
      7,372 Abbott Laboratories                                          290,678
      1,014 Allergan Inc                                                 109,471
      6,215 Bristol-Myers Squibb Co                                      142,821
      8,671 Eli Lilly & Co                                               490,692
      2,541 Forest Laboratories Inc*                                     103,368
     22,788 Johnson & Johnson (1)                                      1,369,559
      1,800 King Pharmaceuticals Inc*                                     30,456
      7,495 Merck & Co Inc                                               238,416
      1,600 Mylan Laboratories Inc                                        31,936
     56,300 Pfizer Inc                                                 1,312,916
     11,200 Schering-Plough Corp                                         233,520
        800 Watson Pharmaceuticals Inc*                                   26,008
     10,255 Wyeth                                                        472,448
                                                                      $4,852,289

POLLUTION CONTROL --- 0.15%
      2,200 Waste Management Inc                                          66,770
                                                                         $66,770

PRINTING & PUBLISHING --- 0.47%
        442 Dow Jones & Co Inc                                            15,687
      1,100 Gannett Co Inc                                                66,627
        200 Knight-Ridder Inc                                             12,660
      1,696 McGraw-Hill Cos Inc                                           87,564
        188 Meredith Corp                                                  9,840
        700 New York Times Co                                             18,515
                                                                        $210,893

REAL ESTATE --- 0.36%
        600 Plum Creek Timber Co Inc REIT                                 21,630
        700 ProLogis Trust REIT                                           32,704
        300 Public Storage Inc REIT                                       20,316
        600 Simon Property Group Inc REIT                                 45,978
        500 Vornado Realty Trust REIT                                     41,735
                                                                        $162,363

RESTAURANTS --- 1.21%
      1,000 Darden Restaurants Inc                                        38,880
      5,100 McDonald's Corp                                              171,972
      5,888 Starbucks Corp                                               176,699
        900 Wendy's International Inc                                     49,734
      2,205 Yum! Brands Inc                                              103,370
                                                                        $540,655

RETAIL --- 8.46%
      2,500 Amazon.com Inc*                                              117,875
        436 AutoZone Inc*                                                 40,003
      2,216 Bed Bath & Beyond Inc*                                        80,108
      3,139 Best Buy Co Inc                                              136,484
      1,552 Dollar General Corp                                           29,597
        600 Family Dollar Stores Inc                                      14,874
      2,600 Gap Inc                                                       45,864
     16,200 Home Depot Inc                                               655,776
      2,600 Kohl's Corp*                                                 126,360
      2,900 Kroger Co*                                                    54,752
      6,007 Lowe's Cos Inc                                               400,427
      1,400 Office Depot Inc*                                             43,960
      1,002 RadioShack Corp                                               21,072
        800 Sears Holding Corp*                                           92,424
        400 Sherwin-Williams Co                                           18,168
      3,300 Staples Inc                                                   74,943
      3,496 TJX Cos Inc                                                   81,212
      6,700 Target Corp                                                  368,299
      1,100 Tiffany & Co                                                  42,119
     19,064 Wal-Mart Stores Inc (1)                                      892,192
      7,783 Walgreen Co                                                  344,476
         1,100    Whole Foods Market Inc
85,129
                                                                      $3,766,114

SHOES --- 0.31%
      1,450 NIKE Inc Class B                                             125,846
        200 Reebok International Ltd                                      11,646
                                                                        $137,492

SPECIALIZED SERVICES --- 1.16%
      1,154 Apollo Group Inc*                                             69,771
      7,800 Cendant Corp                                                 134,550
      1,000 Cintas Corp                                                   41,180
      1,005 Equifax Inc                                                   38,210
      2,466 H&R Block Inc                                                 60,540
      1,100 Interpublic Group of Cos Inc*                                 10,615
        400 Monster Worldwide Inc*                                        16,328
      1,405 Omnicom Group Inc                                            119,608
        671 Robert Half International Inc                                 25,424
                                                                        $516,226

TELEPHONE & TELECOMMUNICATIONS --- 0.18%
      1,300 ALLTEL Corp                                                   82,030
                                                                         $82,030

TEXTILES --- 0.28%
      2,900 Coach Inc                                                     96,686
        800 Liz Claiborne Inc                                             28,656
                                                                        $125,342

TOBACCO --- 1.77%
      9,903 Altria Group Inc (1)                                         739,952
      1,210 UST Inc                                                       49,404
                                                                        $789,356

UNIT INVESTMENT TRUST --- 0.09%
        700 iShares S&P 500 Growth Index Fund                             41,496
                                                                         $41,496

UTILITIES --- 0.09%
      2,400 AES Corp*                                                     37,992
                                                                         $37,992

TOTAL COMMON STOCK --- 99.14%                                        $44,119,863
(Cost $40,287,226)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    286,000 Federal Home Loan Bank                                       285,920
                  3.400%, January 3, 2006
    100,000 United States of America (1)                                  98,488
                  4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.86%                                  $384,408
(Cost $384,408)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $44,504,271
(Cost $40,671,634)

Legend
* Non-income Producing Security (1) Collateral or Segregated Assets for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Growth Index Portfolio
December 31, 2005
Unaudited

                                                                        % of Portfolio
                Sector                            Value ($)              Investments
---------------------------------------    -----------------------    -------------------
---------------------------------------    -----------------------    -------------------
Communications                                          1,723,576                  3.87%
Consumer Products & Services                           12,820,249                 28.81%
Financial Services                                      4,781,280                 10.74%
Health Care Related                                     9,672,070                 21.73%
Industrial Products & Services                            848,782                  1.91%
Natural Resources                                       4,917,672                 11.05%
Short Term Investments                                    384,408                  0.86%
Technology                                              8,409,151                 18.90%
Transportation                                            585,784                  1.32%
Unit Investment Trust                                      41,496                  0.09%
Utilities                                                 319,803                  0.72%
                                           -----------------------    -------------------
                                           -----------------------    -------------------
                                                     $ 44,504,271                100.00%
                                           =======================    ===================
                                           =======================    ===================


MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/Citigroup Growth Index (formerly named the Standard & Poor's/BARRA Growth Index). The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,296,177 and $23,445,104, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $44,318,289. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,787,436 and gross depreciation of securities in which there was an excess of tax cost over value of $4,601,454 resulting in net appreciation of $185,982.

5. FUTURES CONTRACTS

        As of December 31, 2005, the Portfolio had 1 open S&P 500 long futures contract. The contract expires in March 2006 and the Portfolio has recorded unrealized depreciation of $5,600.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were from ordinary income in the amount of $421,364 and $663,577 respectively.

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                         185,982
      Capital loss carryforwards                                                                    (69,696,819)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (69,510,837)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2005 the Portfolio reclassified $12,970 from paid-in capital to undistributed net investment income and $601 from undistributed net investment income to accumulated net realized loss on investments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2005, the Portfolio utilized $611,824 of capital loss carryforwards. At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $5,872,199, $44,824,586, $12,077,244 and $6,922,790,
        which expire in the years 2009, 2010, 2011 and 2012, respectively.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Growth Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,052.45     $ 3.10

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,022.18     $ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.



ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006